Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 ILS (₪)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Subsidiaries:
Issued capital | €	€ 6,431,000				€ 6,430,000
Nyxoah Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | ₪		₪ 1
Nyxoah Pty Ltd
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | $			$ 100
Nyxoah Inc
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | $				$ 1
Nyxoah GmbH
Subsidiaries:
Percentage of share capital held	100.00%
Issued capital | €	€ 25,000